Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000157008 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000157008 [Member] | Conventional Mortgage Backed Securities Liability for Sale Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000157008 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000157008 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157008 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000157008 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000157008 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000157009 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000157009 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000157009 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000157009 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000157009 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000166995 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000166995 [Member] | Conventional Mortgage Backed Securities Liability for Sale Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000166995 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000166995 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000166995 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000166995 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000166995 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000166995 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000166996 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000166996 [Member] | Conventional Mortgage Backed Securities Liability for Sale Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000166996 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000166996 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000166996 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000166996 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000166996 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000166996 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000231055 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231055 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000231055 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000231055 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000231055 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000231055 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231054 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231054 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000231054 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000231054 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000231054 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000231054 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231056 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000231056 [Member] | Conventional Mortgage Backed Securities Liability for Sale Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000231056 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000231056 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000231056 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000231056 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000231056 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000231056 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000231057 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000231057 [Member] | Conventional Mortgage Backed Securities Liability for Sale Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000231057 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000231057 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000231057 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000231057 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000231057 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000231057 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000246714 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000246714 [Member] | Conventional Mortgage Backed Securities Liability for Sale Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000246714 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000246714 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000246714 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000246714 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000246714 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000246714 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000246715 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000246715 [Member] | Conventional Mortgage Backed Securities Liability for Sale Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000246715 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000246715 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000246715 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000246715 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000246715 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000246715 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000261170 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000261170 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000261170 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000261170 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000261170 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000261170 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000261811 [Member] | Over 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000261811 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000261811 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000261811 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000261811 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000261811 [Member] | Zero To 5 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000261811 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000261812 [Member] | Over 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000261812 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000261812 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000261812 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000261812 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000261812 [Member] | Zero To 5 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000261812 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000261813 [Member] | Over 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000261813 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000261813 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000261813 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000261813 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000261813 [Member] | Zero To 5 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000261813 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%